Pay vs Performance Disclosure	4 Months Ended	12 Months Ended				20 Months Ended
	Apr. 28, 2022	Dec. 31, 2023 USD ($) UsdPerShare	Dec. 31, 2022 USD ($) UsdPerShare	Dec. 31, 2021 USD ($) UsdPerShare	Dec. 31, 2020 USD ($) UsdPerShare	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The SEC adopted new disclosure on August 25, 2022 for proxy statements filed with respect to fiscal years ending on or after December 16, 2022 with a new Pay Versus Performance ("PVP") rule. The rule requires a new table and narrative disclosure comparing Compensation Actually Paid ("CAP") against company performance. The Company is required to provide additional disclosure regarding the relationship between NEO CAP and net earnings, cumulative TSR and Core FFO. In addition, the Company must provide at least three, but not more than seven, of the most important company measures used to determine NEO pay. At least three of these measures must be financial measures. Please refer to "Compensation Discussion and Analysis" for a more complete discussion on how executive compensation relates to performance and how the Committee makes its decisions. Below are the tables and related footnotes for PVP:

	Julian E. Whitehurst(2)		Stephen A. Horn, Jr.(3)		Average SCT Total for	Average CAP to	Value of Initial Fixed $100 Investment Base On:
Year	SCT Total for CEO $	CAP to CEO $	SCT Total for CEO $	CAP to CEO $	Non-CEO NEOs $	Non-CEO NEOs $	Company TSR $	Peer Group TSR(1) $	Net Income $	Core FFO per Share $
2023	-	-	7,194,654	6,320,139	2,308,351	2,101,005	122.12	118.03	392,340,000	3.26

2022	5,010,993	9,118,484	6,776,699	8,868,801	2,544,244	3,624,286	99.13	100.62	334,626,000	3.14

2021	7,785,586	7,727,120	-	-	2,591,922	2,682,871	99.22	134.06	264,217,000	2.86

2020	5,594,166	2,108,174	-	-	2,344,128	1,166,529	80.65	94.88	210,859,000	2.59

(1)
NNN’s peer group TSR is based on FNER, which is the index used for purposes of the performance graphs in Part II, Item 5 of the Company's Annual Report on Form 10-K for the year ended December 31, 2023 and the Compensation Discussion and Analysis.
(2)
The following represents the adjustments made to the SCT totals to derive the compensation actually paid to Mr. Whitehurst in his role as CEO. Mr. Whitehurst served as the CEO through the entire reporting period until his retirement on April 28, 2022.

Adjustments	2022 $	2021 $	2020 $
Amounts reported in “Stock Awards” column of SCT	(3,413,088)	(4,306,835)	(3,704,914)
Fair value of outstanding and unvested equity awards granted in the current year	4,994,125	4,529,787	2,617,686
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	2,639,640	(814,466)	(2,769,278)
Change in fair value for equity awards vested in the current year that were granted in a prior year	(188,929)	72,371	(9,880)
Addition for the common stock dividends paid on unvested stock awards	75,743	460,677	380,394
Total Adjustments	4,107,491	(58,466)	(3,485,992)

(3)
The following represents the adjustments made to the SCT total to derive the compensation actually paid to Mr. Horn in his role as CEO. Mr. Horn has served as the CEO since April 29, 2022.

Adjustments	2023 $	2022 $
Amounts reported in “Stock Awards” column of SCT	(4,385,780)	(3,958,062)
Fair value of outstanding and unvested equity awards granted in the current year	3,718,014	5,152,995
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	(395,561)	784,246
Change in fair value for equity awards vested in the current year that were granted in a prior year	(47,083)	(10,370)
Addition for the common stock dividends paid on unvested stock awards	235,895	123,293
Total Adjustments	(874,515)	2,092,102

(4)
The following represents the adjustments made to the SCT totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2023 $	2022 $	2021 $	2020 $
Amounts reported in “Stock Awards” column of SCT	(1,112,801)	(1,100,638)	(1,140,025)	(1,178,281)
Fair value of outstanding and unvested equity awards granted in the current year	973,724	1,511,141	1,199,019	740,821
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	(195,207)	618,455	(126,740)	(879,404)
Fair value of stock awards granted and vested in the current year	-	-	-	29,913
Change in fair value for equity awards vested in the current year that were granted in a prior year	11,248	(10,217)	18,156	(31,578)
Addition for the common stock dividends paid on unvested stock awards	115,690	61,301	140,539	140,930
Total Adjustments	(207,346)	1,080,042	90,949	(1,177,599)

(5)
The named executive officers included in the non-CEO named executive average for each year are as follows:

2023	Messrs. Habicht, Tessitore and Adamo and Ms. Miller
2022	Messrs. Habicht and Tessitore, and Ms. Miller
2021	Messrs. Horn, Habicht and Tessitore, and Ms. Miller
2020	Messrs. Horn, Habicht, Tessitore and Bayer

Company Selected Measure Name		Core FFO per Share
Named Executive Officers, Footnote
(5)
The named executive officers included in the non-CEO named executive average for each year are as follows:

2023	Messrs. Habicht, Tessitore and Adamo and Ms. Miller
2022	Messrs. Habicht and Tessitore, and Ms. Miller
2021	Messrs. Horn, Habicht and Tessitore, and Ms. Miller
2020	Messrs. Horn, Habicht, Tessitore and Bayer

Peer Group Issuers, Footnote
(1)
NNN’s peer group TSR is based on FNER, which is the index used for purposes of the performance graphs in Part II, Item 5 of the Company's Annual Report on Form 10-K for the year ended December 31, 2023 and the Compensation Discussion and Analysis.

Adjustment To PEO Compensation, Footnote
(2)
The following represents the adjustments made to the SCT totals to derive the compensation actually paid to Mr. Whitehurst in his role as CEO. Mr. Whitehurst served as the CEO through the entire reporting period until his retirement on April 28, 2022.

Adjustments	2022 $	2021 $	2020 $
Amounts reported in “Stock Awards” column of SCT	(3,413,088)	(4,306,835)	(3,704,914)
Fair value of outstanding and unvested equity awards granted in the current year	4,994,125	4,529,787	2,617,686
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	2,639,640	(814,466)	(2,769,278)
Change in fair value for equity awards vested in the current year that were granted in a prior year	(188,929)	72,371	(9,880)
Addition for the common stock dividends paid on unvested stock awards	75,743	460,677	380,394
Total Adjustments	4,107,491	(58,466)	(3,485,992)

(3)
The following represents the adjustments made to the SCT total to derive the compensation actually paid to Mr. Horn in his role as CEO. Mr. Horn has served as the CEO since April 29, 2022.

Adjustments	2023 $	2022 $
Amounts reported in “Stock Awards” column of SCT	(4,385,780)	(3,958,062)
Fair value of outstanding and unvested equity awards granted in the current year	3,718,014	5,152,995
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	(395,561)	784,246
Change in fair value for equity awards vested in the current year that were granted in a prior year	(47,083)	(10,370)
Addition for the common stock dividends paid on unvested stock awards	235,895	123,293
Total Adjustments	(874,515)	2,092,102

Non-PEO NEO Average Total Compensation Amount		$ 2,308,351	$ 2,544,244	$ 2,591,922	$ 2,344,128
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,101,005	3,624,286	2,682,871	1,166,529
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following represents the adjustments made to the SCT totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2023 $	2022 $	2021 $	2020 $
Amounts reported in “Stock Awards” column of SCT	(1,112,801)	(1,100,638)	(1,140,025)	(1,178,281)
Fair value of outstanding and unvested equity awards granted in the current year	973,724	1,511,141	1,199,019	740,821
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year	(195,207)	618,455	(126,740)	(879,404)
Fair value of stock awards granted and vested in the current year	-	-	-	29,913
Change in fair value for equity awards vested in the current year that were granted in a prior year	11,248	(10,217)	18,156	(31,578)
Addition for the common stock dividends paid on unvested stock awards	115,690	61,301	140,539	140,930
Total Adjustments	(207,346)	1,080,042	90,949	(1,177,599)

Compensation Actually Paid vs. Total Shareholder Return

The reported amount of compensation actually paid to our CEO, and the reported average amount of compensation actually paid to our non-CEO executive officers, is primarily driven by the value of our executives’ unvested equity. Further, as discussed in the Compensation Discussion and Analysis, our TSR is a component metric in our long-term incentive plan, and Core FFO per share is a component metric of our cash incentive bonus. As a result, the TSR figures reported above have a strong correlation to our executives’ calculated CAP, while Core FFO per share has a lesser degree of impact on and correlation to the compensation actually paid figures. While our three-year TSR lagged behind the above reported peer group for 2020 and 2021, our resilience in 2022 and 2023 resulted in a cumulative three-year TSR on par for 2022 and moderately above for 2023 as compared to the reported peer group.

Tabular List, Table

The following metrics represent the three most important financial performance measures as well as subjective strategic and individual goals used by the Company in setting NEO compensation for the most recent fiscal year:

•
Core FFO per share
•
Relative Total Shareholder Return
•
Leverage ratio (total liabilities divided by gross book assets below 50%)
•
Subjective strategic and individual goals:
•
G&A expense
•
Acquisition volume

Total Shareholder Return Amount		$ 122.12	99.13	99.22	80.65
Peer Group Total Shareholder Return Amount		118.03	100.62	134.06	94.88
Net Income (Loss)		$ 392,340,000	$ 334,626,000	$ 264,217,000	$ 210,859,000
Company Selected Measure Amount | UsdPerShare		3.26	3.14	2.86	2.59
PEO Name	Julian E. Whitehurst					Stephen A. Horn, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name		Core FFO per share
Measure:: 2
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name		Leverage ratio (total liabilities divided by gross book assets below 50%
Measure:: 4
Pay vs Performance Disclosure
Name		Subjective strategic and individual goals:•G&A expense•Acquisition volume
Julian Whitehurst [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 5,010,993	$ 7,785,586	$ 5,594,166
PEO Actually Paid Compensation Amount		0	9,118,484	7,727,120	2,108,174
Stephen Horn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		7,194,654	6,776,699
PEO Actually Paid Compensation Amount		6,320,139	8,868,801
PEO | Julian Whitehurst [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,107,491	(58,466)	(3,485,992)
PEO | Julian Whitehurst [Member] | Amounts reported in Stock Awards column of SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,413,088)	(4,306,835)	(3,704,914)
PEO | Julian Whitehurst [Member] | Fair value of outstanding and unvested equity awards granted in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,994,125	4,529,787	2,617,686
PEO | Julian Whitehurst [Member] | Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,639,640	(814,466)	(2,769,278)
PEO | Julian Whitehurst [Member] | Change in fair value for equity awards vested in the current year that were granted in a prior year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(188,929)	72,371	(9,880)
PEO | Julian Whitehurst [Member] | Addition for the common stock dividends paid on unvested stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			75,743	460,677	380,394
PEO | Stephen Horn [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(874,515)	2,092,102
PEO | Stephen Horn [Member] | Amounts reported in Stock Awards column of SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,385,780)	(3,958,062)
PEO | Stephen Horn [Member] | Fair value of outstanding and unvested equity awards granted in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,718,014	5,152,995
PEO | Stephen Horn [Member] | Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(395,561)	784,246
PEO | Stephen Horn [Member] | Change in fair value for equity awards vested in the current year that were granted in a prior year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(47,083)	(10,370)
PEO | Stephen Horn [Member] | Addition for the common stock dividends paid on unvested stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		235,895	123,293
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(207,346)	1,080,042	90,949	(1,177,599)
Non-PEO NEO | Amounts reported in Stock Awards column of SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,112,801)	(1,100,638)	(1,140,025)	(1,178,281)
Non-PEO NEO | Fair value of outstanding and unvested equity awards granted in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		973,724	1,511,141	1,199,019	740,821
Non-PEO NEO | Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(195,207)	618,455	(126,740)	(879,404)
Non-PEO NEO | Change in fair value for equity awards vested in the current year that were granted in a prior year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,248	(10,217)	18,156	(31,578)
Non-PEO NEO | Addition for the common stock dividends paid on unvested stock awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		115,690	61,301	140,539	140,930
Non-PEO NEO | Fair value of stock awards granted and vested in the current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 29,913